SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND RECENT ACCOUNTING PRONOUNCEMENTS - Property, Plant and Equipment, Net (Details)	12 Months Ended
Dec. 31, 2021
Buildings | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	30 years
Buildings | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	40 years
Furniture and fixtures | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	1 year
Furniture and fixtures | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	8 years
Machinery and equipment | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	1 year
Machinery and equipment | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	26 years
Vehicles | Minimum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	1 year
Vehicles | Maximum
Property, Plant and Equipment [Line Items]
Property, plant and equipment, estimated useful life	8 years